Non-financial assets and liabilities (Details) - Schedule of inventories	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)
Non-financial assets and liabilities (Details) - Schedule of inventories [Line Items]
Inventories Current	$ 326,578	$ 326,578	$ 292,532	$ 292,532
Inventories Non- current	$ 956,936	956,936	$ 1,266,587	1,266,587
Total Inventories net		1,283,514		1,559,119
Raw materials and stores (Colostrum) [Member]
Non-financial assets and liabilities (Details) - Schedule of inventories [Line Items]
Inventories Current		137,206
Inventories Non- current		956,936		1,266,587
Total Inventories net		1,094,142		1,266,587
Work in progress [Member]
Non-financial assets and liabilities (Details) - Schedule of inventories [Line Items]
Inventories Current		124,412
Inventories Non- current
Total Inventories net		124,412
Finished goods (Travelan and Protectyn) [Member]
Non-financial assets and liabilities (Details) - Schedule of inventories [Line Items]
Inventories Current		64,923		292,532
Inventories Non- current
Total Inventories net		64,923		292,532
Other inventories [Member]
Non-financial assets and liabilities (Details) - Schedule of inventories [Line Items]
Inventories Current		37
Inventories Non- current
Total Inventories net		$ 37